American Century Variable Portfolios, Inc.

STATEMENT OF ADDITIONAL INFORMATION SUPPLEMENT

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VP BALANCED FUND * VP CAPITAL APPRECIATION FUND * VP GLOBAL GROWTH FUND
VP GROWTH FUND * VP INCOME & GROWTH FUND * VP INTERNATIONAL FUND
VP LARGE COMPANY VALUE FUND * VP MID CAP VALUE FUND * VP ULTRA® FUND
VP VALUE FUND * VP VISTA(SM) FUND

Supplement dated July 1, 2008 * Statement of Additional Information dated May 1,
2008

AS OF MAY 9, 2008, THE ENTRY FOR FEI ZOU ON PAGE 54 IS DELETED.

AS OF JULY 1, 2008, THE ENTRY FOR HELEN O'DONNELL ON PAGE 53 IS DELETED.

American Century Investment Services, Inc., Distributor

©2008 American Century Proprietary Holdings, Inc. All rights reserved.

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